Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jan. 11, 2021
Net Income (Loss) Attributable to Parent	$ 3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)	$ (32,821)	$ (5,543,192)
Gain (Loss) on Investments	4,168					52,152
Cash equivalents	0				0	0	$ 0
Unrecognized tax benefits	0				0	0
Unrecognized tax benefits accrued for interest and penalties	0				0	0
Cash that is insured with federal insurance	250,000				$ 250,000	250,000	$ 250,000
Class A Ordinary shares
Net Income (Loss) Attributable to Parent	2,699,294					(4,405,422)
Class B Ordinary shares
Net Income (Loss) Attributable to Parent	$ 674,824			$ (20,233)		$ (1,137,770)